Commitments and contingencies - Additional Information (Detail) ¥ in Millions			1 Months Ended		12 Months Ended
	Aug. 21, 2017 USD ($) case	Aug. 21, 2017 CNY (¥) case	Jan. 31, 2018 case	Jan. 31, 2015 case	Dec. 31, 2020 USD ($) case	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Apr. 22, 2020 case
Loss Contingencies [Line Items]
Legal and litigation related expenses | $							$ 1,955,000		$ 4,667,000
Legal expense reversed | $					$ 1,217,000
Number of lawsuits pending					16
Aggregate amount of claimed damages | $							1,900,000
Legal and litigation related expenses | $					$ 1,640,000		2,765,000
Copyright Infringement [Member]
Loss Contingencies [Line Items]
Claims filed during the period				28
Number of video products included in lawsuits				28
Putative Shareholder Class Action [Member]
Loss Contingencies [Line Items]
Claims filed during the period			2
Pending Litigation [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending										16
Aggregate amount of claimed damages					1,900,000	¥ 13.3	11,900,000	¥ 82.0
Legal and litigation related expenses | $					$ 1,640,000		$ 2,765,000
Pending Litigation [Member] | Copyright Infringement [Member]
Loss Contingencies [Line Items]
Number of lawsuits pending										13
Judicial Ruling [Member] | Copyright Infringement [Member]
Loss Contingencies [Line Items]
Number of trial cases after combination of lawsuits by court	2	2
Loss Contingency, Damages Awarded, Value	$ 200,000	¥ 1.4